Note 12 (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Financial Instruments Designated At Fair Value Through Profit Or Loss [Table Text Block]
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

Financial assets and liabilities designated at fair value through profit or loss (Millions of Euros)
	Notes	2024	2023	2022
ASSETS
Debt securities	7.2.2 / 8.1	836	955	913
LIABILITIES
Customer deposits		934	717	700
Debt certificates issued		4,597	3,977	3,288
Other financial liabilities: Unit-link products		9,420	8,605	6,592
Total liabilities	8.1	14,952	13,299	10,580